Portfolio of Investments – as of April 30, 2024 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
	Australia — 4.3%
27,752	Goodman Group	$560,580
104,348	GPT Group	280,637
166,662	Mirvac Group	218,372
185,547	Region RE Ltd.	260,109
56,022	Stockland	158,717
		1,478,415
	Belgium — 0.5%
1,543	VGP NV	167,876
	Canada — 3.0%
113,310	Dream Industrial Real Estate Investment Trust	1,021,448
	France — 2.7%
3,280	Gecina SA	334,894
5,217	Klepierre SA	140,089
19,264	Mercialys SA	208,517
3,007	Unibail-Rodamco-Westfield(a)	250,582
		934,082
	Germany — 3.0%
22,010	TAG Immobilien AG(a)	312,931
25,234	Vonovia SE	729,162
		1,042,093
	Hong Kong — 2.8%
78,481	Link REIT	336,275
176,430	Sino Land Co. Ltd.	188,639
27,500	Sun Hung Kai Properties Ltd.	253,686
53,696	Wharf Real Estate Investment Co. Ltd.	166,592
		945,192
	Japan — 8.7%
652	Invincible Investment Corp.	292,122
334	KDX Realty Investment Corp.	329,437
100,087	Mitsui Fudosan Co. Ltd.	1,018,592
56	Nippon Accommodations Fund, Inc.	233,213
76	Nippon Building Fund, Inc.	290,380
224	Nippon Prologis REIT, Inc.	386,536
12,600	Sumitomo Realty & Development Co. Ltd.	436,009
		2,986,289
	Netherlands — 0.3%
6,614	CTP NV	112,198
	Singapore — 2.6%
20,765	Cromwell European Real Estate Investment Trust	32,981
664,558	Digital Core REIT Management Pte. Ltd.	405,380
306,100	Mapletree Logistics Trust	300,376
262,703	Paragon REIT	162,620
		901,357
	Spain — 0.8%
22,778	Merlin Properties SOCIMI SA	256,233
	Sweden — 1.7%
90,744	Fastighets AB Balder, Class B(a)	571,987
Shares	Description	Value (†)
	United Kingdom — 5.9%
26,352	Big Yellow Group PLC	$354,495
80,073	LondonMetric Property PLC	195,451
62,784	Segro PLC	660,370
126,856	Sirius Real Estate Ltd.	154,291
131,870	Tritax Big Box REIT PLC	249,081
20,724	UNITE Group PLC	239,581
29,078	Workspace Group PLC	179,732
		2,033,001
	United States — 62.8%
16,720	American Homes 4 Rent, Class A	598,576
3,587	American Tower Corp.	615,386
9,790	AvalonBay Communities, Inc.	1,855,890
17,510	Boston Properties, Inc.	1,083,694
4,270	Digital Realty Trust, Inc.	592,591
2,450	Equinix, Inc.	1,742,219
27,670	Essential Properties Realty Trust, Inc.	728,828
9,710	Extra Space Storage, Inc.	1,303,859
22,320	Healthpeak Properties, Inc.	415,375
20,140	Prologis, Inc.	2,055,287
23,168	Realty Income Corp.	1,240,415
27,286	Regency Centers Corp.	1,615,877
8,458	Ryman Hospitality Properties, Inc.	892,150
8,610	Simon Property Group, Inc.	1,209,963
4,333	Sun Communities, Inc.	482,349
36,050	UDR, Inc.	1,372,784
56,496	VICI Properties, Inc.	1,612,961
22,310	Welltower, Inc.	2,125,697
		21,543,901
	Total Common Stocks (Identified Cost $33,269,510)	33,994,072

Principal Amount
Short-Term Investments — 1.6%
$527,291	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $527,343 on 5/01/2024 collateralized by $538,600 U.S. Treasury Note, 4.125% due 6/15/2026 valued at $537,944 including accrued interest(b) (Identified Cost $527,291)	527,291
	Total Investments — 100.7% (Identified Cost $33,796,801)	34,521,363
	Other assets less liabilities — (0.7)%	(229,585)
	Net Assets — 100.0%	$34,291,778

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,478,415	$ —	$1,478,415
Belgium	—	167,876	—	167,876
France	—	934,082	—	934,082
Germany	—	1,042,093	—	1,042,093
Hong Kong	—	945,192	—	945,192
Japan	—	2,986,289	—	2,986,289
Netherlands	—	112,198	—	112,198
Singapore	568,000	333,357	—	901,357
Spain	—	256,233	—	256,233
Sweden	—	571,987	—	571,987
United Kingdom	—	2,033,001	—	2,033,001
All Other Common Stocks(a)	22,565,349	—	—	22,565,349
Total Common Stocks	23,133,349	10,860,723	—	33,994,072
Short-Term Investments	—	527,291	—	527,291
Total Investments	$23,133,349	$11,388,014	$—	$34,521,363

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at April 30, 2024 (Unaudited)
Specialized REITs	19.3%
Retail REITs	15.7
Industrial REITs	15.2
Residential REITs	14.0
Real Estate Management & Development	12.1
Health Care REITs	7.4
Diversified REITs	6.5
Office REITs	5.5
Hotel & Resort REITs	3.4
Short-Term Investments	1.6
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%

Currency Exposure Summary at April 30, 2024 (Unaudited)
United States Dollar	65.6%
Japanese Yen	8.7
Euro	7.4
British Pound	5.9
Australian Dollar	4.3
Canadian Dollar	3.0
Hong Kong Dollar	2.8
Other, less than 2% each	3.0
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%